Interim Condensed Consolidated Statements of Cash Flows - EUR (€)		6 Months Ended			12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from Operating Activities
Loss for the Year		€ (8,691,727)	€ (38,405,678)		€ (223,777,464)		€ (11,401,984)	[1],[2]	€ (6,136,106)	[2]
Adjustments for:
Amortisation and depreciation		7,999,049	3,282,059		8,483,056		2,378,741	[1]	762,706
Expected credit loss for trade and other receivables		1,755,788	(68,903)		478,698		133,676	[1]	8,353
Write-off of inventories		227,664
Impairments of inventories		538,867			311,203
Fair value change of financial instruments					(59,620)
Others impairments and losses			69,227				281,429	[1]	97
Change in provisions		140,963	183,120		730,460		133,932	[1]	69,147
Government grants		(784,924)	(325,372)		(712,043)		(420)	[1]
Results from disposals of property plant and equipment			(10,716)
Financial income		(2,070,035)	(2,674)		(154,849)		(5,629)	[1]	(9,379)
Financial expenses		3,437,423	26,069,934		32,067,146		1,010,799	[1]	266,753
Change in fair value of derivative warrant liabilities		(62,350,757)			68,953,503
Share listing expense					72,171,562
Exchange differences		6,082,108	(258,109)		(1,026,204)		69,715	[1]	102,994
Income tax benefit		(589,125)	(715,770)		(1,806,981)		(909,954)	[1]
Credit insurance warranty	[1]						145,445
Share based payments expense		20,545,883	1,036,053		2,455,215		2,780,803	[1]	559,609
Share of loss of equity accounted associates		713,816					253,486	[1]	407,610
Proceeds from government grants					233,088
Others paid					(59,378)
Changes in
- inventories		(27,210,812)	(6,259,941)		(20,555,855)		(2,952,268)	[1]	(2,597,852)
- trade and other financial receivables		(13,003,400)	(10,585,131)		(25,512,870)		(6,029,136)	[1]	(3,361,431)
- other assets		7,891,727	(2,811,006)		(10,772,511)		(336,079)	[1]	(30,153)
- trade and other financial payables		15,211,188	11,929,177		28,551,770		2,675,860	[1]	4,536,159
- other non-current assets and liabilities					131,456		(40,636)	[1]
- contract liabilities		(62,938)	6,407		239,494		183,384	[1]
Net cash used in operating activities		(50,758,109)	(16,867,323)		(69,631,124)		(11,628,836)	[1]	(5,421,493)
Cash flows from Investing Activities
Investment on Joint Venture		(713,816)							(661,096)
Loans granted to Joint Venture		(140,499)	(503,127)		(776,747)		(474,174)	[1]
Acquisition of intangible assets		(11,675,156)	(8,168,360)		(19,633,088)		(14,642,852)	[1]	(6,557,783)
Acquisition of property, plant and equipment		(18,274,301)	(3,197,616)		(10,703,638)		(4,140,195)	[1]	(536,228)
Acquisition of financial assets at amortized costs					(246,840)
Acquisition of financial assets at amortized costs			(325,809)
Acquisition of financial assets at fair value through profit or loss		(2,559,974)	(4,007,461)		(57,344,005)
Other financial assets, net			(360,838)		(690,405)		(113,192)	[1]	(158,245)
Proceeds from sale of intangible assets		54,335,686			58,472
Proceeds from sale of property, plant and equipment			144,019
Proceeds from sale of property, plant and equipment					79,989
Proceeds from sale of financial assets at amortized costs					116,898
Proceeds from sale of financial assets at fair value through profit or loss					813,115
Proceeds from sale of financial assets at fair value through other comprehensive income					29,586
Interest received		15,123	2,674				5,629	[1]	9,379
Acquisition of subsidiaries, net of cash acquired	[1]						46,196
Net cash from (used) investing activities		20,987,063	(16,416,518)		(88,296,663)		(19,318,588)	[1]	(7,903,973)
Cash flows from Financing Activities
Proceeds from issuing equity instruments		4,667,288					11,012,695	[1]	10,406,721
Issuance Costs					(17,397,322)
Purchase of share-based payments plan			(312,372)		(312,372)
Proceeds from government grants		487,710	124,470				420	[1]
Proceeds from loans and borrowings		177,949,550	23,965,099
Proceeds from loans and borrowings					124,470
Proceeds from loans					204,677,218		37,013,246	[1]	20,497,221
Proceeds from convertible bonds			34,550,000		34,550,000		25,880,000	[1]
Proceeds from shareholders loan		(30,006)							1,000,000
Repayments of loans					(176,323,519)		(26,119,269)	[1]	(13,903,050)
Repayments of loans and borrowings		(153,564,569)	(20,071,843)
Repayments of related parties loans					(87,342)
Repayment of capitalized interests		(223,281)
Interest paid of convertible bonds					(996,767)
Payment of principal portion of lease liabilities		(441,386)	(376,273)		(828,036)		(467,207)	[1]	(263,058)
Payment of interest on lease liabilities		(606,793)	(155,979)		(631,362)		(106,837)	[1]	(38,495)
Payment of put option liabilities					(2,875,000)
Interest and bank fees paid		(1,181,471)	(295,379)		(3,046,838)		(461,687)	[1]	(192,312)
Other payments					(296,863)		(5,942)	[1]	(2,032)
Net cash from financing activities		27,057,042	37,427,723		246,924,602		46,745,419	[1]	17,504,995
Net increase/(decrease) in cash and cash equivalents		(2,714,004)	4,143,882		88,996,815		15,797,995	[1]	4,179,529
Cash and cash equivalents at beginning of year		113,865,299	22,338,021	[1],[3]	22,338,021	[1],[3]	6,447,332	[1]	2,286,852
Exchange gains/(losses)		8,724,049	76,177		2,530,463		92,694	[1]	(19,049)
Cash and cash equivalents at the end of the period		€ 119,875,344	€ 26,558,080		113,865,299		€ 22,338,021	[1],[3]	€ 6,447,332	[1]
PIPE Financing [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments					95,859,600
Kensington Shareholders [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments					114,015,290
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments					€ 493,445

[1]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.
[3]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.